REVENUES - Disaggregation of revenue (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
REVENUES
Revenues	$ 398,115	$ 130,035	$ 679,008	$ 9,557	$ 3,687
Chinese mainland
REVENUES
Revenues	138,210	93,013	419,448	8,816	3,109
UK
REVENUES
Revenues	69,728	7,396	83,827	437	439
Japan
REVENUES
Revenues	16,943	16,217	26,390
AUSTRALIA
REVENUES
Revenues			20,335
Belgium
REVENUES
Revenues	21,155		20,701
France
REVENUES
Revenues	10,553		16,341
Italy
REVENUES
Revenues	17,522		14,650
Germany
REVENUES
Revenues	14,951		15,904
Netherlands
REVENUES
Revenues	11,145		13,729
Others
REVENUES
Revenues	49,662	12,121	47,683	304	139
Goods
REVENUES
Revenues	382,893	124,854	660,158	1,186	369
Goods | Third parties
REVENUES
Revenues	380,563	124,047	656,726	1,163	369
Goods | Related parties
REVENUES
Revenues	2,330	807	3,432	23	0
BEV lifestyle models | Third parties
REVENUES
Revenues	262,849	72,790	464,172
BEV lifestyle models | Related parties
REVENUES
Revenues	535	436	1,093
Sports cars | Third parties
REVENUES
Revenues	102,618	49,146	183,160	828	369
Sports cars | Related parties
REVENUES
Revenues	91		951
Others | Third parties
REVENUES
Revenues	15,096	2,111	9,394	335
Others | Related parties
REVENUES
Revenues	1,704	371	1,388	23
Service
REVENUES
Revenues	15,222	5,181	18,850	8,371	3,318
Service | Third parties
REVENUES
Revenues	4,560	160	6,277	27	38
Service | Related parties
REVENUES
Revenues	$ 10,662	$ 5,021	$ 12,573	$ 8,344	$ 3,280